Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Total	$ 0	$ 5,420,000	$ 5,420,000
New Mexico other
Total		130,000	130,000
Gleeson
Total		90,000	90,000
Utah other
Total		10,000	10,000
Arizona other
Total		420,000	420,000
Pinaya project
Total		730,000	730,000
Bristol
Total		130,000	130,000
Tintic
Total		40,000	40,000
Santa Cruz
Total		$ 3,870,000	$ 3,870,000